Consolidated Statements of Cash Flows (Parenthetical) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents reported in Cash and cash equivalents	¥ 4,105,049	¥ 3,675,554
Restricted cash and restricted cash equivalents reported in Deposits with stock exchanges and other segregated cash	218	165
Total cash, cash equivalent, restricted cash and restricted cash equivalents	4,105,267	3,675,719
Right-of-use asset	¥ 17,508	¥ 15,692